Other Income - Additional Information (Details)				12 Months Ended	13 Months Ended
	Mar. 31, 2017 CAD ($)	Mar. 31, 2017 USD ($)	Sep. 30, 2016 USD ($)	Mar. 31, 2018 CAD ($)	Mar. 31, 2017 CAD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 USD ($)
Disclosure Of Other Income [Line Items]
Royalty settlement income				$ 1,477,113	$ 1,083,022
Intangible assets	$ 11,947,693		$ 850,000	$ 5,236,363	11,947,693
Neptune and Aker BioMarine (“Aker”)
Disclosure Of Other Income [Line Items]
Royalty payment			10,000,000
Royalty settlement income					13,117,000	$ 10,000,000
Intangible assets	5,246,800				$ 5,246,800		$ 4,000,000
Neptune and Aker BioMarine (“Aker”) | krill oil-related patent portfolio
Disclosure Of Other Income [Line Items]
Royalty payment			$ 4,000,000
Neptune and Enzymotec Ltd (“Enzymotec”)
Disclosure Of Other Income [Line Items]
Royalty payment		$ 1,630,000
Royalty settlement income	$ 2,184,758